EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Components of basic and diluted earnings per share
The components of basic and diluted earnings per share are summarized in the following table:

FOR THE YEAR ENDED DEC. 31 2021 US$ MILLIONS	2021
Net loss for the year	$(44)
Attributable to:
Brookfield Asset Management Inc.	5
Class A exchangeable and Class B shareholders	3
Class C shareholders	(52)
Earnings per share per class C share - basic and diluted	$(2.58)